FINANCIAL INSTRUMENTS - Sensitivity analysis (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Foreign currency risk
Sensitivity analysis
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ 129,209	R$ 253,294
Impact on income statement based on change in assumption, after effects of changes in net investment hedge	R$ 79,088	R$ 177,711
Interest rate risk
Sensitivity analysis
Interest rate change (as a percent)	0.10%	0.10%
Impact on income statement based on change in assumption	R$ 54,908	R$ 63,416
Products sold price risk
Sensitivity analysis
Percentage of change	1.00%	1.00%
Impact on income statement based on change in assumption	R$ 369,176	R$ 376,517
Raw materials and commodity price risk
Sensitivity analysis
Percentage of change	1.00%	1.00%
Impact on income statement based on change in assumption	R$ 234,239	R$ 228,637
Interest rate and foreign currency swaps risk
Sensitivity analysis
Percentage of change	5.00%	5.00%
Interest rate change (as a percent)	0.10%	0.10%
Impact on income statement based on change in assumption	R$ 6,479	R$ 9,870
Non deliverable forwards risk
Sensitivity analysis
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ 1,480	R$ 15,816